Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 25, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
Opportunistic Trader ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									OPPORTUNISTIC TRADER ETF
Accumulated Value	$ 10,024	$ 10,000	$ 10,461	$ 10,632	$ 9,414	$ 9,896	$ 9,172	$ 9,174
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500® Index
Accumulated Value	$ 10,187	$ 10,000	$ 10,415	$ 10,626	$ 11,015	$ 11,272	$ 11,300	$ 11,307